UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 5.1%
33,400	Deutsche Bank AG, 0.150%, dated 01/31/13, due 02/01/13, repurchase price $33,400, collateralized by U.S. Treasury Notes, 0.250%, 01/31/15 with a value of $34,068	33,400
33,708	UBS Warburg LLC, 0.130%, dated 01/31/13, due 02/01/13, repurchase price $33,708, collateralized by U.S. Treasury Notes, 0.125%, 09/30/13 with a value of $34,382	33,708

	Total Repurchase Agreements (Cost $67,108)	67,108

U.S. Government Agency Securities — 61.7%
	Federal Farm Credit Bank,
3,491	DN, 0.080%, 02/14/13 (n)	3,491
5,750	DN, 0.190%, 03/11/13 (n)	5,750
14,500	0.200%, 11/20/13	14,502
	Federal Home Loan Bank,
120,208	DN, 0.085%, 03/20/13 (m) (n)	120,200
26,250	DN, 0.125%, 03/06/13 (m) (n)	26,249
36,425	DN, 0.130%, 02/13/13 (m) (n)	36,425
50,600	0.150%, 02/06/13	50,600
50,000	DN, 0.150%, 05/03/13 (m) (n)	49,993
25,000	0.160%, 02/08/13	25,000
93,220	DN, 0.160%, 05/29/13 (m) (n)	93,202
10,000	0.200%, 03/05/13 (m)	10,000
3,450	DN, 0.200%, 04/08/13 (m) (n)	3,450
25,000	0.230%, 05/10/13 (m)	25,006
4,650	0.290%, 11/15/13 (m)	4,654
	Federal Home Loan Mortgage Corp.,
89,138	DN, 0.085%, 04/22/13 (m) (n)	89,130
40,000	DN, 0.167%, 05/13/13 (m) (n)	39,993
	Federal National Mortgage Association,
37,800	DN, 0.100%, 03/07/13 (m) (n)	37,796
9,575	DN, 0.130%, 02/13/13 (m) (n)	9,575
50,000	DN, 0.150%, 05/01/13 (m) (n)	49,993
56,446	DN, 0.155%, 02/06/13 (m) (n)	56,445
33,000	DN, 0.160%, 05/22/13 (m) (n)	32,994
6,000	DN, 0.167%, 05/15/13 (m) (n)	5,999
1,573	0.750%, 02/26/13 (m)	1,574
23,750	1.750%, 02/22/13 (m)	23,773

	Total U.S. Government Agency Securities (Cost $815,680)	815,794

U.S. Treasury Obligations — 5.8%
	U.S. Treasury Notes,
10,000	0.125%, 09/30/13 (m)	9,999
17,000	1.125%, 06/15/13 (m)	17,063
14,000	1.375%, 02/15/13 (m)	14,007
5,000	2.000%, 11/30/13 (m)	5,076
10,000	3.125%, 04/30/13 (m)	10,074
10,000	3.125%, 08/31/13 (m)	10,171
10,000	3.375%, 06/30/13 (m)	10,134

	Total U.S. Treasury Obligations (Cost $76,495)	76,524

SHARES
Investment Companies — 30.8%
53,660	JPMorgan Prime Money Market Fund, Agency Class Shares, 0.030% (b) (l) †	53,660
291,146	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) †	291,146
62,110	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.000% (b) (l) †	62,110

	Total Investment Companies (Cost $406,916)	406,916

	Total Investments — 103.4% (Cost $1,366,199)	1,366,342
	Liabilities in Excess of Other Assets — (3.4)%	(44,628)

	NET ASSETS — 100.0%	$1,321,714

Percentages indicated are based on net assets.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6,548	Australian Dollar	03/18/13	$680,992	$(2,101)

Return Swaps on Commodities
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE*	VALUE
Newedge USA, LLC
	Long Positions
	CME Live Cattle April 2013 Futures	03/28/13	$1,275	$20
	CBOT Corn March 2013 Futures	02/19/13	138,659	7,234
	CBOT Soybean Meal March 2013 Futures	02/19/13	89,118	(947)
	CBOT Soybean Oil March 2013 Futures	02/19/13	62,576	1,655
	NYMEX WTI Crude Oil March 2013 Futures	02/13/13	132,781	1,775
	NYBOT-ICE Cocoa March 2013 Futures	02/05/13	1,389	(156)

				$9,581

Jefferies Bache Financial Services, Inc.
	Long Positions
	COMEX Gold 100 oz. April 2013 Futures	04/26/13	$108,196	$(1,702)
	NYMEX Gasoline RBOB March 2013 Futures	03/28/13	262,303	20,057
	NYMEX Heating Oil March 2013 Futures	03/28/13	24,363	284
	COMEX Silver March 2013 Futures	03/26/13	135,907	1,920
	LME Lead March 2013 Futures	03/20/13	16,338	228
	LME Primary Aluminum March 2013 Futures	03/20/13	7,475	102
	LME Zinc March 2013 Futures	03/20/13	4,122	69
	CBOT Soybean March 2013 Futures	03/14/13	147,805	3,463
	NYBOT-ICE Cocoa March 2013 Futures	03/13/13	10,738	117
	Short Positions
	CME Lean Hogs April 2013 Futures	04/12/13	(72,838)	(1,152)
	LME Copper March 2013 Futures	03/20/13	(16,302)	(20)

				$23,366

Total				$32,947

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Return Swaps on Commodity Indices
SWAP COUNTERPARTY	REFERENCED OBLIGATION	RATE	TERMINATION DATE	NOTIONAL VALUE*	VALUE
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybean Oil Index	0.30%	02/20/13	21,229	$325
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybean Oil Index	0.30	02/20/13	20,386	312
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Corn Index	0.26	02/20/13	17,305	386
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Gold Index	0.15	02/20/13	12,404	(5)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Crude Oil Index	0.12	02/20/13	10,511	(9)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Corn Index	0.26	02/20/13	8,122	121
Morgan Stanley Capital Group	Dow Jones—UBS Commodity BRENT Crude Oil Index	0.12	02/20/13	6,625	75
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybeans Index	0.26	02/20/13	6,431	73
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Corn Index	0.26	02/20/13	6,241	139
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Silver Index	0.15	02/20/13	4,735	25
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Heating Oil Index	0.12	02/20/13	4,076	26
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Gasoline RBOB Index	0.12	02/20/13	4,085	75
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Wheat Index	0.26	02/20/13	3,960	13
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Live Cattle Index	0.15	02/20/13	3,589	(5)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybean Oil Index	0.30	02/20/13	3,074	67
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Zinc Index	0.23	02/20/13	2,991	74
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Nickel Index	0.23	02/20/13	2,653	69
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Kansas Wheat Index	0.26	02/20/13	1,527	13
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Sugar Index	0.23	02/20/13	944	20
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybean Oil Index	0.30	02/20/13	11	— (h)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybean Oil Index	0.30	02/20/13	11	— (h)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Wheat Index	0.26	02/20/13	(3,953)	38
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Nickel Index	0.23	02/20/13	(2,653)	6
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Sugar Index	(0.23)	02/20/13	(944)	(18)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Index	0.20	02/20/13	653,435	10,853
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	0.00	02/20/13	11,072	269
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	0.00	02/20/13	7,017	72
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Aluminum Index	0.18	02/20/13	5,645	84
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Soybean Meal Index	0.24	02/20/13	3,003	19
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	2,974	2
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	0.00	02/20/13	2,542	(49)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	0.00	02/20/13	2,262	48
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	1,390	41
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	0.00	02/20/13	1,012	4
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Index	0.20	02/20/13	(118,571)	(1,180)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Index	0.20	02/20/13	(288,222)	(2,692)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Wheat Index	0.00	02/20/13	(29,236)	281
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	0.00	02/20/13	(29,188)	(317)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	0.00	02/20/13	(27,741)	(93)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	0.00	02/20/13	(17,266)	(46)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	0.00	02/20/13	(16,865)	(173)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	0.00	02/20/13	(11,825)	165
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	0.00	02/20/13	(11,617)	36
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	(7,384)	(269)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	0.00	02/20/13	(6,747)	(19)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	(6,905)	(202)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	(6,692)	(5)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	0.00	02/20/13	(5,351)	(114)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	0.00	02/20/13	(4,387)	(68)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	0.00	02/20/13	(3,878)	144
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	(2,414)	(55)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	0.00	02/20/13	(1,623)	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	(311)	(3)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Wheat Index	0.00	02/20/13	(143)	1
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	(15)	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	935	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	0.00	02/20/13	1,320	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	0.00	02/20/13	63	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	0.00	02/20/13	734	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	0.00	02/20/13	1,852	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	0.00	02/20/13	627	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	0.00	02/20/13	134	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Nickel Index	0.00	02/20/13	(17,128)	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	0.00	02/20/13	927	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Wheat Index	0.00	02/20/13	1,329	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Wheat Index	0.00	02/20/13	21	—

Total					$8,553

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

BRENT	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
LME	—	London Metal Exchange
NYBOT-ICE	—	New York Board of Trade — IntercontinentalExchange, Inc.
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
WTI	—	West Texas Intermediate
*	—	Notional value is the total value of the underlying commodity futures contracts.
†	—	Approximately $175,560,000 of the investments are restricted and pledged as collateral for swaps to various brokers.
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than $1,000.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed
delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange
contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143
Aggregate gross unrealized depreciation	—	(h)

Net unrealized appreciation/depreciation	$143

Federal income tax cost of investments	$1,366,199

JPMorgan Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$406,916	$959,426	$—	$1,366,342

Appreciation in Other Financial Instruments
Return Swaps	$—	$50,800	$—	$50,800

Depreciation in Other Financial Instruments
Futures Contracts	$(2,101)	$—	$—	$(2,101)
Return Swaps	—	(9,300)	—	(9,300)

Total Depreciation in Other Financial Instruments	$(2,101)	$(9,300)	$—	$(11,401)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the CSOI. Level 1 consists of three affiliated money market mutual funds, which are held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
March 28, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
March 28, 2013